SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2017
SEGMENTED INFORMATION [Text Block]
12.	SEGMENTED INFORMATION

The Company’s business is considered as operating in one segment, being the development of software and hardware for use in digital media kiosks.

The Company derives a substantial amount of its revenue from two customers, which contributed approximately 50% (2016 - 78%; 2015 - 46%) of revenue for the year ended December 31, 2017.